CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 230,969	$ 205,811	$ 1,374,420	$ 719,851
Cost of Revenues	382,853	212,832	1,453,005	589,640
Gross (Loss) Profit	(151,884)	(7,021)	(78,585)	130,211
Operating Expenses:
Research and development	153,037	182,424	607,148	155,527
Selling, general, and administrative	796,474	313,036	1,354,069	1,434,089
Total Operating Expenses	949,511	495,460	1,961,217	1,589,616
Loss From Operations	(1,101,395)	(502,481)	(2,039,802)	(1,459,405)
Other Income (expense):
Interest income (expense), net	(4,396)	(14)	(3,306)	1,236
Forgiveness of PPP indebtedness and other	(210,680)
Net Loss	$ (895,111)	$ (502,495)	$ (2,043,108)	$ (1,458,169)
Net Loss Per Share:
Basic	$ (0.08)	$ (0.05)	$ (0.18)	$ (0.18)
Diluted	$ (0.08)	$ (0.05)	$ (0.18)	$ (0.18)
Weighted average number of shares of Common Stock :
Basic	11,354,130	11,159,661	11,229,966	8,264,416
Diluted	11,354,130	11,159,661	11,229,966	8,264,416